LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2017
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

7.        LONG-TERM INVESTMENTS

On February 6, 2015, the Group acquired 30% equity interest of Shantou Demon Network Technology Co., Ltd. (“Demon”), with $2,100 cash consideration. Demon owns an online website specialized in cross-border packages tracking. The Group has significant influence but does not have control over Demon. Accordingly the Group recorded it as an equity method investment.

During the years ended December 31, 2015, 2016 and 2017, The Group recorded its share of (loss) income of $ (34), $17 and $208 in the consolidated statement of operations.

On March 31, 2017, LITB entered into an agreement with Maikailai Technologies Co., Ltd (“Maikailai”) to acquire 10.53% equity interest of Maikailai with a total cash consideration of $2,950. This transaction was completed during the second quarter of 2017.The Group has accounted for the investment as a cost method investment as it does not have significant influence over the investee and the investment does not have readily determinable fair value.